Income tax (Details) - GBP (£)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Current tax
Current tax			£ 644,950
Deferred Taxs
Deferred Tax (note 18)			(445,723)	£ 445,723
Unrelieved tax losses		£ 481,153
Intangible asset timing differences		(190,333)
Total tax credit	£ 0	£ 290,820	£ 199,227	£ 445,723